Noncontrolling interest (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Noncontrolling Interest [Line Items]
Adjustment to contributed capital of noncontrolling interest	$ (56)
Acquisition from noncontrolling interest	5,728
Pixartprinting S.p.A [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	97.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	3.00%
Vistaprint Japan Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	51.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%
Parent [Member] | Vistaprint Japan Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Payments to Acquire Interest in Joint Venture	4,891
Contribution of Property	1,100
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	11,160	0
Adjustment to contributed capital of noncontrolling interest	56
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	5,773
Net Income (Loss) Attributable to Noncontrolling Interest	(380)
Other Comprehensive (Income) Loss, Foreign Currency Translation Adjustment, Tax, Portion Attributable to Noncontrolling Interest	(17)
Noncontrolling Interest [Member] | Vistaprint Japan Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Contribution of Property	955
Proceeds from Contributions from Affiliates	$ 5